INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Changes in allowances and provisions
Beginning	$ (4,282,378)	$ (4,851,524)	$ (5,202,043)
Additions	(2,714,391)	(1,546,385)	(2,269,266)
Uses and reversals	61,873	1,036,732	302,232
IAS 29		1,864,557
Currency conversion difference	1,522,030	(785,758)	2,317,553
Ending	(5,412,866)	(4,282,378)	(4,851,524)
Allowance deducted from assets
Changes in allowances and provisions
Beginning	(3,842,638)	(4,006,038)	(3,786,753)
Additions	(2,506,014)	(1,472,276)	(2,184,855)
Uses and reversals	54,021	715,791	263,924
IAS 29		1,511,300
Currency conversion difference	1,299,161	(591,415)	1,701,646
Ending	(4,995,470)	(3,842,638)	(4,006,038)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(3,360,224)	(3,212,170)	(2,873,688)
Additions	(1,520,928)	(654,991)	(1,362,720)
Uses and reversals	2,115	87,916	76,329
IAS 29		1,220,652
Currency conversion difference	992,205	(801,631)	947,909
Ending	(3,886,832)	(3,360,224)	(3,212,170)
Allowance for impairment of related parties
Changes in allowances and provisions
Beginning	(75,596)	(23,126)	(205,960)
Additions	(879)	(80,913)
Uses and reversals	45,516	12,408	27,264
IAS 29		17,396
Currency conversion difference	30,191	(1,361)	155,570
Ending	(768)	(75,596)	(23,126)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(406,818)	(770,742)	(707,105)
Additions	(984,207)	(736,372)	(822,135)
Uses and reversals	6,390	615,467	160,331
IAS 29		273,252
Currency conversion difference	276,765	211,577	598,167
Ending	(1,107,870)	(406,818)	(770,742)
Total included in liabilities
Changes in allowances and provisions
Beginning	(439,740)	(845,486)	(1,415,290)
Additions	(208,377)	(74,109)	(84,411)
Uses and reversals	7,852	320,941	38,308
IAS 29		353,257
Currency conversion difference	222,869	(194,343)	615,907
Ending	(417,396)	(439,740)	(845,486)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(439,740)	(845,486)	(1,415,290)
Additions	(208,377)	(74,109)	(84,411)
Uses and reversals	7,852	320,941	38,308
IAS 29		353,257
Currency conversion difference	222,869	(194,343)	615,907
Ending	$ (417,396)	$ (439,740)	$ (845,486)